Interests in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of interests in associates and joint ventures [abstract]
Schedule of interests in associates and joint ventures

(in millions of euros)	2017	2016	2015
Interests in associates in the opening balance	130	162	603
Dividends	-	-	(17)
Share of profits (losses)	6	20	26
Impairment	-	(66)	(64)
Change in components of other comprehensive income	(9)	(0)	(2)
Change of consolidation scope	(3)	(2)	(407)
o/w acquisitions of shares	-	1	2
o/w takeovers (1)	-	-	(409)
o/w disposals of investments	(3)	(3)	-
Translation adjustment	(2)	3	3
Reclassifications and other items	(45)	13	20
Classification as held for sale	-	-	0
Interests in associates in the closing balance	77	130	162

(1) Including Médi Telecom for (342) million euros (see Note 3) and Clouwatt for (66) million euros in 2015.

Schedule of other comprehensive income of associates and joint ventures

(in millions of euros)	2017	2016	2015
Profit (loss) recognized in other comprehensive income during the period	(9)	-	(2)
Reclassification to net income for the period	-	-	-
Other comprehensive income of associates and joint venture - continuing operations	(9)	-	(2)

Schedule of operations performed between the Group and the interests in associates and joint ventures

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Assets
Non-current financial assets	2	-	-
Trade receivables	45	55	79
Current financial assets (1)	(2)	(1)	237
Other current assets	0	-	13
Liabilities
Current liabilities (2)	4	7	226
Trade payables	10	15	14
Other current liabilities	1	1	1
Deferred income	45	45	2
Income statement
Revenues	15	19	41
Other operating income	18	35	99
External purchases and other operating expenses	(57)	(67)	(87)
Finance cost, net	0	1	0
(1) Disposal of Telkom Kenya in 2016: extinction of the current-account with Orange East Africa.
(2) Disposal of EE in 2016: extinction of the current-account with Orange East Africa.